Public and Private Warrants	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Public and Private Warrants	PUBLIC AND PRIVATE WARRANTS
Prior to the Closing, GHVI issued 6,900,000 Public Warrants and 4,450,000 Private Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustments. The Warrants are exercisable from December 15, 2021 and will expire on July 22, 2026, which is five years after the Closing.
Redemption of Public Warrants
Once the Public Warrants become exercisable, the Company may redeem the outstanding warrants for cash, in whole and not in part, upon not less than 30 days’ prior written notice of redemption (“Redemption Period”) at a price of $0.01 per warrant, if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending three business day before we send the notice of redemption to the Public Warrant holders. If the Company calls the Public Warrants for redemption, the Company will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”, as described in the warrant agreement. The warrants holders have the right to exercise their outstanding warrants prior to the scheduled redemption date during the Redemption Period at $11.50 per share.
Commencing 90 days after the Public Warrants become exercisable, we may redeem the outstanding Public Warrants, in whole and not in part, for a price equal to a number of shares of the Company’s Class A common stock to be determined based on a predefined rate based on the redemption date and the “fair market value” of the Company’s Class A common stock. The “fair market value” of our Class A common stock shall mean the average last reported sale price of our common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of Public Warrants upon a minimum of 30 days’ prior written notice of redemption to each warrant holder, if, and only if, the last reported sale price of our Class A common stock equals or exceeds $10.00 per share on the trading day prior to the date on which we send the notice of redemption to the warrant holders.
The Private Warrants have terms and provisions that are identical to those of the Warrants sold as part of the Units in the Public Offering, except that the Sponsor has agreed not to transfer, assign or sell any of the Private Warrants (except to certain permitted transferees) until 30 days after the completion of the Merger. Additionally, the Private Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. The Private Placement Warrants are non-redeemable
for cash so long as they are held by the initial purchasers or their permitted transferees.
The Company filed a Registration Statement on Form
S-1
on August 19, 2021 related to the issuance of an aggregate of up to 11,350,000 shares of Class A common stock issuable upon the exercise of the Warrants, which was declared effective by the SEC on August 26, 2021. On December 15, 2021, the Company announced to redeem all outstanding Matterport public warrants that remain outstanding at 5:00 p.m. New York City time on January 14, 2022 (the “Redemption Date”) for a redemption price of $0.01 per warrant. The Public Warrants may be exercised by the holders thereof until 5:00 p.m. New York City time on the Redemption Date to purchase fully paid and non-assessable
shares of Common Stock underlying such warrants, at the exercise price of $11.50 per share. Any Public Warrants that remain unexercised at 5:00 p.m. New York City time on the Redemption Date will be void and no longer exercisable, and the holders of those Public Warrants will be entitled to receive only the redemption price of $0.01 per warrant.
The following table summarizes the Public and Private Warrants activities during the year ended December 31, 2021 (in thousands):

	Public Warrants	Private Warrants	Total Warrants
Warrants assumed upon the Closing of the Merger	6,900	4,450	11,350
Warrants Exercised	(4,348)	(2,742)	(7,090)

Outstanding as of December 31, 2021	2,552	1,708	4,260
The Public Warrants have been classified as Level 1 as the Public Warrants have adequate trading volume to provide a reliable indication of value since the Closing Date. The Private Warrants have been classified as Level 2 since the Closing Date. Public Warrants and the Private Warrants were valued at $9.14 and $9.16 as of December 31, 2021, respectively. The fair value of the Private Warrants was deemed to be substantially the same as the fair value of the Public Warrants because the Private Warrants have similar terms and are subject to substantially the same redemption features as the Public Warrants.
The Warrants are measured at fair value on a recurring basis. The following table presents the changes in the fair value of warrant liabilities (in thousands):

	Public Warrants	Private Warrants	Total Warrant Liabilities
Fair value at Closing of the Merger	$38,984	$25,143	$64,127
Change in fair value	29,431	18,939	48,370
Warrants Exercised	(45,086)	(28,437)	(73,523)

Fair value at December 31, 2021	$23,329	$15,645	$38,974